Note 27 - Share-Based Payment and Equity Settled Share Option Schemes - RSU's (Details) - Restricted stock units [member]	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Outstanding balance at beginning of year	6,667	132,541	293,318
Number of other equity instruments granted in share-based payment arrangement	2,760,500	5,000
RSUs vested	(61,578)	(80,736)	(136,750)
RSUs forfeited	(347)	(50,138)	(24,027)
Outstanding balance at end of year	2,705,241	6,667	132,541